Income tax and social contribuition (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 98,856	R$ 99,411
Deferred tax liabilities	1,832,087	1,564,228
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(67,578)	(70,783)
Deferred tax expense (income) recognised in profit or loss	(13,342)	(3,205)
Deferred Income Tax And Social Contribution	(54,236)	(67,578)
Deferred taxes recognized on allocations by the Netpos acquisition	0
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	2,248	187
Deferred tax expense (income) recognised in profit or loss	(2,248)	(2,061)
Deferred Income Tax And Social Contribution	4,496	2,248
Deferred taxes recognized on allocations by the Netpos acquisition	0
Technological Inovation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	602,536	427,239
Deferred tax expense (income) recognised in profit or loss	(128,995)	(175,297)
Deferred Income Tax And Social Contribution	729,868	602,536
Deferred taxes recognized on allocations by the Netpos acquisition	1,663
Other temporary differences - Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(544,602)	(353,620)
Deferred tax expense (income) recognised in profit or loss	(59,858)	190,982
Deferred Income Tax And Social Contribution	(484,744)	(544,602)
Deferred taxes recognized on allocations by the Netpos acquisition	0
Other Temporary Differences - Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,472,213	1,267,975
Deferred tax expense (income) recognised in profit or loss	(57,129)	(204,238)
Deferred Income Tax And Social Contribution	1,537,847	1,472,213
Deferred taxes recognized on allocations by the Netpos acquisition	(8,505)
Deferred Tax Liability Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,464,817	1,270,998
Deferred tax expense (income) recognised in profit or loss	(261,572)	(193,819)
Deferred Income Tax And Social Contribution	1,733,231	R$ 1,464,817
Deferred tax assets	98,856
Deferred tax liabilities	1,832,087
Deferred taxes recognized on allocations by the Netpos acquisition	R$ (6,842)